Net Loss Per Share - Summary Of Earnings Per Shares, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to the Company	$ (4,508)	$ (6,885)	$ (1,081)	$ (5,648)	$ (11,058)	$ (2,768)	$ (12,474)	$ (19,474)	$ (35,201)	$ (23,443)
Less dividends to preferred shareholder	(7,897)			(7,139)			(22,822)	(20,492)	(26,899)	(21,647)
Add premium on preferred conversion to common shares	4,074						4,074
Net loss attributable to common shareholders	$ (8,331)			$ (12,787)			$ (31,222)	$ (39,966)	$ (62,100)	$ (45,090)
Denominator:
Weighted average common shares, basic and diluted (in number)	30,732,921			30,281,520			30,433,641	30,285,684	31,650,173	31,169,435
Net loss per share attributable to common shareholder, basic and diluted	$ (0.27)			$ (0.42)			$ (1.03)	$ (1.32)	$ (1.96)	$ (1.45)